Fair Value Measurements (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Preferred stock warrant liability
Assumptions used in estimation of the fair value of the warrants on the date of issuance and on each re measurement date using the Black Scholes option pricing model
Dividend yield (as a percent)	0.00%	0.00%	0.00%
Weighted average volatility (as a percent)	83.00%	83.00%	87.00%
Weighted average fair value of the underlying instruments (in dollars per share)	$ 8.00	$ 16.33	$ 21.62
Weighted average risk-free interest rate (as a percent)	2.01%	2.68%	1.34%
Recurring
Fair value measurements
Assets	$ 64,068,527	$ 30,011,669	$ 23,733,553
Liabilities		477,375	720,375
Recurring | Preferred stock warrant liability
Fair value measurements
Liabilities		477,375	720,375
Recurring | Money market funds
Fair value measurements
Assets	57,080,971	18,512,463	6,130,621
Recurring | Cash restricted, CD
Fair value measurements
Assets	200,000	200,000	450,000
Recurring | Marketable securities, available for sale
Fair value measurements
Assets	6,787,556	11,299,206	17,152,932
Recurring | Level 1
Fair value measurements
Assets	57,280,971	18,712,463	6,580,621
Recurring | Level 1 | Money market funds
Fair value measurements
Assets	57,080,971	18,512,463	6,130,621
Recurring | Level 1 | Cash restricted, CD
Fair value measurements
Assets	200,000	200,000	450,000
Recurring | Level 2
Fair value measurements
Assets	6,787,556	11,299,206	17,152,932
Recurring | Level 2 | Marketable securities, available for sale
Fair value measurements
Assets	6,787,556	11,299,206	17,152,932
Recurring | Level 3
Fair value measurements
Liabilities		477,375	720,375
Recurring | Level 3 | Preferred stock warrant liability
Fair value measurements
Liabilities		$ 477,375	$ 720,375